Prepaid expenses and other current assets - Schedule of Prepaid Expenses And Other Current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Reserve income receivable	$ 187,897	$ 138,889	$ 101,190
Prepaid expenses	19,027	15,602	14,394
Deferred offering costs	0	4,235	782
Digital financial assets	532	14,328	0
Income tax receivable	1,567	8,507	25,647
Other	7,581	5,967	4,632
Total prepaid expenses and other current assets	$ 216,604	$ 187,528	$ 146,645